Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 8,624,756	$ 7,770,556
Less: allowance for credit losses	(7,670,556)	(7,770,556)	$ (400,759)
Accounts receivable, net	$ 954,200